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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   Form 13F


                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:               June 30, 1999
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Check here if Amendment [ ]; Amendment Number:
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          This Amendment (Check only one.):        [ ] is a restatement.
                                                   [ ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Frank Russell Trust Company
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Address:     909 A Street
             Tacoma, WA 98402
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Form 13F File Number:                        028-01096
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The institutional investment manager
filing this report and the person by
whom it is signed hereby represent
that the person signing the report is
authorized to submit it, that all
information contained herein is true,
correct and complete, and that it is
understood that all required items,
statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Swanson
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Title:    Director, Finance and Operations
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Phone:    (253) 596-2493
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     /s/ Mark Swanson                   Tacoma, WA             July 30, 1999
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[Signature]                            [City, State]               [Date]

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.


[X]  13F NOTICE.


[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

               Form 13F File Number                        Name
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               028-01190                          Frank Russell Company